CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Cash dividends, per share (in dollars per share)	$ 0.84	$ 0.84
Shares acquired for treasury (in shares)	34,194